VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Separate Account VA J
File No. 811-10413, CIK 0001114804
Rule 30b2-1 Filing

Commissioners:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA J, a unit investment trust registered under the Act, recently mailed to its contract owners the Semi Annual report of the underlying funds of the following underlying management investment companies:

Transamerica Series Trust filed its Semi Annual report with the Commission via EDGAR (CIK: 0000778207)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) filed its Semi Annual report with the Commission via EDGAR (CIK: 0000896435)

Columbia Funds Variable Insurance Trust I filed its Semi Annual report with the Commission via EDGAR (CIK: 0001049787)

Dreyfus Stock Index Fund, Inc filed its Semi Annual report with the Commission via EDGAR (CIK: 0000846800)

Dreyfus Variable Investment Fund, filed its Semi Annual report with the Commission via EDGAR (CIK: 0000813383)

MFS Variable Insurance Trust filed its Semi Annual report with the Commission via EDGAR (CIK: 0000918571)

Oppenheimer Variable Account Funds filed its Semi Annual report with the Commission via EDGAR (CIK: 0000752737)

Fidelity Variable Insurance Products Fund filed its Semi Annual report with the Commission via EDGAR (CIK: 0000356494, 0000831016, 0000927384)

Securities and Exchange Commission

This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30e-1 under the Act, each of the underlying management investment companies has filed or will file its Semi-Annual Report with the Commission via EDGAR. To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith

Darin D. Smith, Vice President

Transamerica Life Insurance Company